Cash Flow Information	12 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Cash flow information

8 Cash flow information

(a) Reconciliation of profit after income tax to net cash inflow from operating activities

	30 June 2026 $	30 June 2025 $	30 June 2024 $
Loss for the year	(56,950,494)	(38,342,457)	(47,949,119)
Adjustments for
Depreciation and amortization	2,706,033	2,595,637	3,126,286
Contingent consideration	(1,671,289)	4,069,680	8,860,358
Finance costs	112,396	(285)	109,207
Finance income	(637,144)	(888,196)	-
Leave provision	270,995	46,640	111,196
Share-based payments	2,405,955	1,895,348	2,640,178
Disposal of intellectual property	212,769	-	1,687,791
Impairment	5,266,823	-	1,478,892
Net foreign currency (gains)/losses	655,393	(138,141)	(94,964)
Change in operating assets and liabilities:
Movement in trade receivables	(7,047,369)	(9,412,647)	3,480,495
Movement in other current assets	(3,101)	2,948,714	73,871
Movement in trade payables	1,896,195	514,645	3,499,874
Net cash outflow from operating activities	(52,782,838)	(36,645,477)	(22,975,935)

(b) Non-cash investing and financing activities

Non-cash investing and financing activities disclosed in other notes are:

●	options issued for no cash consideration - note 16.